SHARE CAPITAL AND SHARE PREMIUM - Summary of Movements in the Company's Share Capital and Share Premium (Details) $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($) shares
Share Capital [Roll Forward]
Beginning balance	$ 2,696,013
Exercise of share options	2,373
Reclassification of vesting of restricted share units	14,495
Ending balance	$ 2,712,881
Number of shares in issue
Share Capital [Roll Forward]
Beginning balance (in shares) | shares	367,298,315
Exercise of share option (in shares) | shares	286,658
Reclassification of vesting of restricted share units (in shares) | shares	473,106
Ending balance (in shares) | shares	368,058,079
Share capital
Share Capital [Roll Forward]
Beginning balance	$ 37
Exercise of share options	0
Reclassification of vesting of restricted share units	0
Ending balance	37
Share premium
Share Capital [Roll Forward]
Beginning balance	2,695,976
Exercise of share options	2,373
Reclassification of vesting of restricted share units	14,495
Ending balance	$ 2,712,844